Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Cash Equivalents	0	0	$ 0
Unrecognized tax benefits	0	0	0
Amounts accrued for interest or penalties	$ 0	$ 0	$ 0
Temporary equity shares outstanding	4,575,964	37,500,000	37,500,000
Common Class A [Member]
Accounting Policies [Line Items]
Temporary equity shares outstanding	4,575,964	37,500,000	37,500,000
Common Class A [Member] | Warrant [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,041,667	16,041,667